SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2021
Class of Stock [Line Items]
SHAREHOLDERS' EQUITY	TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT
Preferred stocks (temporary equity):

	Authorized		Issued and outstanding		Carrying Value		Liquidation Preference/Redemption Value
	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Series A preferred stocks	8,447,654	8,447,654	8,282,000	8,282,000	$2,988,788	$2,988,788	3,000,000	3,000,000
Series A-1 preferred stocks	1,588,510	1,588,510	1,588,510	1,588,510	$986,529	$986,529	1,000,000	1,000,000
Series B preferred stocks	3,103,109	3,103,109	3,103,109	3,103,109	$1,500,000	$1,500,000	1,500,000	1,500,000
Series B-1 preferred stocks	1,588,511	1,588,511	1,588,511	1,588,511	$1,000,000	$1,000,000	1,000,000	1,000,000
Series B-2 preferred stocks	10,860,886	10,860,886	10,860,886	10,860,886	$6,971,930	$6,971,930	7,000,000	7,000,000
Series C preferred stocks	8,553,574	8,663,340	8,310,521	8,310,521	$9,445,233	$9,445,233	9,500,002	9,500,002
Series D preferred stocks	5,516,001	5,656,659	5,516,001	5,516,001	$9,972,537	$9,972,537	10,000,001	10,000,001
Series E preferred stocks	6,227,271	6,227,271	6,227,271	6,227,271	$15,000,000	$15,000,000	15,000,000	15,000,000
Series F preferred stocks	9,628,964	9,628,964	9,628,964	9,628,964	$39,131,983	$31,835,154	$39,131,983	31,835,154
Total	55,514,480	55,514,480	55,105,773	55,105,773	$86,997,000	$79,700,171	$87,131,986	79,835,157
Preferred A, A-1, B, B-1, B-2, C, D, E and F stocks have all rights as common stocks. In addition, they have rights of conversion into common stocks and preference in liquidation event.
On January 7, 2019, the Company issued 9,628,964 Series F preferred stocks in a par value of $0.001, resulting in $29,692 equity investments, net of issuance cost.
As of December 31, 2020, the Company’s preferred stocks was classified as temporary equity in the accompanying condensed consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or change of control of the Company.
The rights, preferences, and privileges of preferred stocks are as follows:
Voting Rights
Each share of the preferred stocks shall entitle the holder to the number of votes equal to the number of shares of common stocks into which such shares of preferred stocks could be converted. Until an initial public offering, written consent, or affirmative vote of the Series F majority, will be required for certain transactions by the Company, as mentioned in the Certificate of Incorporation.
Dividend Rights
Holders of preferred stocks shall be entitled to receive, when and if declared by the Board of Directors, out of any assets legally available, non-cumulative dividends in an amount equal to the original issuance price per share.
Preferred Stockholders are entitled to receive preference in terms of dividend distributions. Dividends for preferred stocks shall be distributed in the sequence listed below:
a.Series F preferred stocks
b.Series E preferred stocks
c.Junior preferred stocks i.e. all preferred stocks other than Series F and E Preferred Stock. These rank on an equal footing as and senior to the common stock and any other capital stock of the Company that is junior to the junior preferred stocks, as to dividends.
d.After all dividend preferences have been paid in full upon the shares of preferred stocks, any remaining dividends declared will be distributed to the holders of common stocks and preferred stocks, pro rata in proportion to the number of shares of common stocks held by each such holder on an as-if converted to common stock basis.
No dividends have been declared to date as of December 31, 2020.
Liquidation Preference
In the event of any liquidation event where liquidation event means liquidation, bankruptcy, dissolution, reorganization or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event (including change in control), all of the holders of preferred stocks shall be entitled to receive, each with respect to its original issue price, an amount per share in accordance with the priorities and liquidation preferences as follows:
1.First, the holders of shares of Series F preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock, by reason of their ownership thereof, the Series F liquidation preference.
2.Second, the holders of shares of Series E preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock other than Series F preferred stock.
3.Third, the holders of shares of all other preferred stock, shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock.
If upon the occurrence of a liquidation event, the assets to be distributed among the holders of any class of preferred stocks are insufficient to permit the payment to such holders of their full preferred preference, then the entire assets of the Company legally available for distribution will be distributed ratably among the holders of that class of preferred stocks in proportion to the preferential amounts such holders are entitled to receive.
Conversion Rights
Each share of preferred stocks will be convertible, without payment of additional consideration at the option of the holder thereof, at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stocks at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stock according to a conversion ratio which is determined by dividing the original issue price (in effect on the date the certificate is surrendered for conversion) by the conversion price. The conversion price per share for shares of preferred stocks shall initially be equal to the original issue price, however, it shall be subject to adjustments pertaining to (i) certain splits and combinations (ii) other distributions (iii) recapitalizations, and (iv) adjustments for dilutive issues.
Each share of preferred stocks would automatically be converted into shares of common stocks at the conversion ratio upon the earlier of (i) the closing of an IPO with gross proceeds for the Company and any other participants in such IPO of at least $60,000 and a price per share reflecting an equity value of the Company of $500,000 or more and that is underwritten by investment bank acceptable to a majority of the outstanding shares of Series F preferred stocks; or (ii) a resolution approved by holders of at least a majority of the voting power underlying the Company’s issued and outstanding shares of preferred stocks and a majority of the outstanding shares of Series F preferred stocks.
Redemption Rights
Series F Preferred stock: At the election of Series F preferred stocks majority, within the five year anniversary of the Series F preferred stocks original issue date or upon occurrence of a liquidation event, each of the Series F preferred stocks unit will be subject to redemption at a price per unit equal to the greater of (i) Series F liquidation preference and (ii) the fair market value of a single share of Series F preferred stocks (or common stocks, as applicable) as of the Series F redemption date.
If the Company does not have sufficient funds legally available to redeem all shares of Series F preferred stocks and of any other class or series of stock to be redeemed, the Company will first redeem all shares of Series F Preferred stock and then redeem a pro rata portion of each other holder’s shares of such stock. As of December 31, 2020 and 2019 Series F redemption value was $38,824 and $31,835, respectively.
Series E Preferred stock: At the election of Series E preferred stocks majority, and subject to the prior payment in full due to the holders of shares of Series F preferred stocks, shares of Series E preferred stocks will be redeemed by the Company at a price equal to the Series E original issue price per share, plus all declared but unpaid dividends thereon in three annual installments commencing at any time on or after six year anniversary of the Series F preferred stocks original issue date. As of December 31, 2020 and 2019 the Series E redemption value was $15,000.
Balance Sheet Classification and Measurement
Series F preferred stocks are redeemable at the election of the holders within the five-year anniversary of the original issue date; thus, The Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjust the carrying amount of the Series F preferred stocks to equal the redemption value at the end of each reporting period. As of December 31, 2020 and 2019 the Company recorded an adjustment of $7,297 and $1,835 respectively. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital. The 2020 adjustment was charged against additional paid in capital and accumulated deficit, since the Company does not believe additional paid in capital can be recorded as a negative amount.
Series E preferred stocks are redeemable at the election of the holders if Series F preferred stock will be redeemed; thus, The Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjust the carrying amount of the Series E preferred stocks to equal the redemption value at the end of each reporting period. As of December 31, 2020, and 2019, the Company recorded an adjustment of $0 and $172 respectively. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital.
All other classes of preferred stocks are redeemable in a deemed liquidation event, which is not under the control of the Company; thus, the Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. As of December 31, 2019, and 2020, the Company did not adjust the carrying values of the stock to the deemed liquidation values of such shares since a deemed liquidation event was not probable.
Stockholders’ deficit:

	Authorized		Issued		Outstanding
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019
Stocks of $0.001, par value each:
Common stocks	75,254,333	75,254,333	13,602,467	13,373,379	12,170,929	11,941,841
i.Common stocks:
The rights and privileges of the common stocks are as follows:
Voting Rights
The holders of the common stocks are entitled to one vote for each share of common stocks.
Dividend Rights
Subject to preferences that may be applicable to dividends of any outstanding preferred stocks, dividends may be paid on the common stocks as and when declared by the Board of Directors. Such dividends will be distributed among the holders of common stocks pro rata in proportion of the number of common stocks held by each.
Liquidation Rights
Upon the completion of the distribution of the applicable preferred preference in the event of any liquidation, bankruptcy, dissolution, reorganization or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event , the remaining assets of the Company available for distribution (the “Remaining Distributable Amount”) will be distributed among the holders of common stocks and the holders of preferred stocks pro rata in proportion to the number of shares of common stocks held by each such holder on an as-if converted to common stock basis.
Redemption Rights
The common stocks are not redeemable.
The Company has reserved the following shares of common stock for issuance:

	December 31,
	2020	2019
Options outstanding	9,874,369	7,443,587
Options available for future option grants	1,158,017	817,887
Total	11,032,386	8,261,474
ii.Treasury stocks:
On December 10, 2012, the Company purchased 1,431,538 common stocks of $0.001 par value each, for a total consideration of $1,629.
iii.Equity classified warrants:
iv.The Company issued 100,000 warrants to American Friends of Tmura, Inc. (the “Holder”) on February 25, 2010 to purchase an aggregate of 100,000 Company’s Common stock, $0.001 par value each, with an exercise price of $0.09 which is subject to an adjustment on the occurrence of certain events. The warrants are exercisable until March 1, 2029. In lieu of exercising the warrants, the Holder may convert the warrants, in whole or in part, into a number of shares determined by dividing (a) the aggregate fair market value of the shares or other securities issuable upon exercise of the warrants minus the aggregate warrant price of such shares by (b) the fair market value of one share. The warrants were recorded within equity based on their fair value on the date of issuance. These warrants are not remeasured.
ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At September 30, 2021, there were 25,300,000 shares of Class A ordinary shares subject to possible redemption which are presented as temporary equity. At December 31, 2020, there were no Class A ordinary shares issued or outstanding.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At September 30, 2021 and December 31, 2020, there were 6,325,000 Founder Shares issued and outstanding.
Only holders of Class B ordinary shares will be entitled to vote on the appointment of directors in any election held prior to or in connection with the completion of the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in connection with a
Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basisSHAREHOLDERS’ EQUITY
Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were no Class A Ordinary Shares issued or outstanding.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 6,325,000 founder shares issued and outstanding.
Only holders of Class B ordinary shares will be entitled to vote on the appointment of directors in any election held prior to or in connection with the completion of the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Warrants
Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) one year from the closing of the Initial Public Offering. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon the exercise of the warrants is then effective and a current prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.
The Company has agreed that as soon as practicable, but in no event later than 20 business days, after the closing of a Business Combination, it will use its commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the Warrant Agreement. If a registration statement covering the Class A ordinary shares issuable upon exercise of the warrants is not effective by the 60th business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Placement Warrants):
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and
•If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants:
•in whole and not in part;
•at a price of $0.10 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Class A ordinary shares; and
•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.
In addition, if (x) the Company issues additional Class A ordinary shares or Class A equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of its Class A ordinary shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchaser or its permitted transferees.
Shareholder’s Equity
Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At February 16, 2021, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At February 16, 2021, there were 25,300,000 shares of Class A ordinary shares subject to possible redemption which are presented as temporary equity.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At February 16, 2021, there are 6,325,000 founder shares issued and outstanding.
Only holders of Class B ordinary shares will be entitled to vote on the appointment of directors in any election held prior to or in connection with the completion of the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.